Condensed Statement of Operations (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Net revenues	¥ 2,826,908	$ 434,488	¥ 2,513,572	¥ 2,119,927
Operating cost and expenses
Compensation and benefits	(1,407,372)	(216,308)	(1,300,405)	(1,164,492)
Selling expenses	(320,462)	(49,254)	(322,667)	(263,815)
General and administrative expenses	(248,878)	(38,252)	(234,488)	(170,929)
Total operating cost and expenses	2,049,874	315,058	1,846,283	1,561,151
Loss from operations	777,034	119,430	667,289	558,776
Other income (expenses):
Interest expense	(24,128)	(3,708)	(19,289)	(16,050)
Investment income	67,343	10,350	48,537	51,955
Other income (expenses)	3,542	544	(2,531)	456
Total other income	91,777	14,105	66,256	76,060
Income before taxes and income from equity in affiliates	868,811	133,535	733,545	634,836
Income tax expenses/(benefit)	(199,085)	(30,599)	(157,997)	(129,887)
Equity in profit of subsidiaries and VIEs	92,136	14,161	22,343	21,353
Net income attributable to Noah Holdings Limited shareholders	762,923	117,261	643,829	535,825
Parent Company
Condensed Financial Statements, Captions [Line Items]
Net revenues	0	0	0	0
Operating cost and expenses
Compensation and benefits	8,819	1,355	9,828	10,979
Selling expenses	34	5	90	374
General and administrative expenses	2,407	370	4,368	10,549
Total operating cost and expenses	11,260	1,730	14,286	21,902
Loss from operations	11,260	1,730	14,286	21,902
Other income (expenses):
Interest income	1,485	228	10,413	8,336
Interest expense	(20,858)	(3,206)	(19,289)	(16,050)
Investment income	886	136		25,507
Other income (expenses)	5,940	913	(969)	113
Total other income	(12,547)	(1,929)	(9,845)	17,906
Income before taxes and income from equity in affiliates	(23,807)	(3,659)	(24,131)	(3,996)
Income tax expenses/(benefit)	(4,481)	(689)	3,299	3,524
Income from equity in affiliates	17,779	2,735	1,394
Equity in profit of subsidiaries and VIEs	773,432	118,874	663,267	536,297
Net income attributable to Noah Holdings Limited shareholders	¥ 762,923	$ 117,261	¥ 643,829	¥ 535,825